SHORT-TERM BANK LOAN	12 Months Ended
Dec. 31, 2011
SHORT-TERM BANK LOAN
SHORT-TERM BANK LOAN

Note 9—SHORT-TERM BANK LOAN

The outstanding short-term bank loan, amounting to RMB150,000 (US$23,833) as of December 31, 2011, carried an interest rate of 7.02% per annum and was unsecured and repayable in January 2012. The interest expense recognized for the year ended Decemebr 31, 2011 was RMB259 (US$41).